U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202


January 6, 2004


Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re: The Potomac Funds (the "Trust")
                           File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), the Trust hereby certifies that the forms of the following Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated January 2, 2004, filed electronically as Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A on December 31, 2003:

     o Prospectus and Statement of Additional Information for the Investor Class of Potomac OTC Plus Fund, Potomac Dow 30SM Plus Fund, Potomac Small Cap Plus Fund, Potomac U.S. Plus Fund, Potomac OTC/Short Fund, Potomac Dow 30SM/Short Fund, Potomac Small Cap/Short Fund, Potomac U.S./Short Fund and Potomac U.S. Government Money Market Fund;

     o Prospectus and Statement of Additional Information for the Investor Class of Potomac Warwick Fund and Potomac Cardinal Fund;

     o Prospectus and Statement of Additional Information for the Investor Class of Potomac Japan Plus Fund, Potomac MidCap Plus Fund, Potomac Total Market Plus Fund, Potomac Japan/Short Fund, Potomac MidCap/Short Fund, and Potomac Total Market/Short Fund; and

     o Prospectus and Statement of Additional Information for the Investor Class of Potomac Portfolio Strategies Fund.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5344.


Sincerely yours,

/s/ Chad Fickett

Chad E. Fickett, Esq.